CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS

PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933

FILE NUMBER: 333-272291

REGISTRANT: The Guardian Insurance & Annuity Company, Inc. (Guardian MarketPerform®)

In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:

(1) The form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-4 filed by the registrant, and

(2) The text of the most recent pre-effective amendment to the registration statement filed on form N-4 has been filed electronically.

Signatures

The Guardian Insurance & Annuity Company, Inc. has caused this Certification to be signed on its behalf.

/s/Keith Namiot*
Keith Namiot
President of The Guardian Insurance & Annuity Company, Inc.
Date: October 7, 2025

*By: /s/ Patrick D. Ivkovich
Patrick D. Ivkovich Attorney-In-Fact
Pursuant to Power of Attorney.
Date: October 7, 2025